Summary of Significant Accounting Policies - Schedule of Total Revenue by Product Categories (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue		$ 210,119,238	$ 195,681,315	$ 169,724,346
Beauty products [Member]
Disaggregation of Revenue [Line Items]
Revenue		81,374,101	50,114,893	128,781,665
Health products [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,869,364	4,931,671	18,701,204
Sundry products [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,275,598	6,083,770	11,033,924
Luxury products [Member]
Disaggregation of Revenue [Line Items]
Revenue		35,357,960	90,189,723
Electronic products [Member]
Disaggregation of Revenue [Line Items]
Revenue		47,969,875	34,901,681
Collectible cards and trendy toys [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,408,517
Other products and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 6,863,823	$ 9,459,577	$ 11,207,553

[1]	Other products and services include primarily trading cards and food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.